UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01090

                              THE JAPAN FUND, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726
                            -------------------------

                                AGENT FOR SERVICE
                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 1-800-535-2726

                          COPIES TO COUNSEL OF THE FUND
                              DAVIS POLK & WARDWELL
                              450 LEXINGTON AVENUE
                               NEW YORK, NY 10017
                         ATTENTION: NORA M. JORDAN, ESQ.

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

           DATE OF REPORTING PERIOD: October 1, 2006 - MARCH 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.




THE JAPAN FUND, INC.


SEMI-ANNUAL REPORT
March 31, 2007




--------------------------------------------------------------------------------
                                 Class S Shares
--------------------------------------------------------------------------------


                                [JF Logo Omitted]

   Contents
    1  Letter from the Chairman
    3  Performance Summary
    5  Management's Discussion of Fund Performance
    7  Portfolio Summary
    8  Top Ten Holdings
    9  Schedule of Investments
   18  Statement of Assets and Liabilities
   19  Statement of Operations
   20  Statement of Changes in Net Assets
   21  Financial Highlights
   22  Notes to Financial Statements
   31  Disclosure of Fund Expenses
   33  Approval of Investment Advisory Agreements




The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity Management & Research Company ("FMR"), the Fund's advisor, or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and FMR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund managed by FMR are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Fund is not a bank.

Letter from the Chairman
--------------------------------------------------------------------------------


William L. Givens
[photo omitted]

Dear Shareholders,

During the 6-month period ended March 31, the Japanese stock market (TOPIX) had a return of 7.0%, overcoming a sharp decline in October and November, and it reached a 16-year high during the first quarter of 2007.

The Japan Fund had a return of 5.1% during the period, underperforming the aforementioned 7.0% by the TOPIX, but beating the Lipper Japan peer group return of 4.8%. We are never satisfied with these results; however, we would note that short-term growth is not our goal. The objective of The Japan Fund is to be the investment of choice for the sophisticated, long-term investor who wishes to allocate a portion of his/her investment portfolio to the world's second largest economy.

For the longer term, our record is more encouraging. For the 5-year period (annualized) ended March 31, our Fund outperformed the Lipper Fund Average (13.18% vs. 10.81%), beating 86% of our Lipper peers. For the 10-year period, our Fund outperformed the Lipper average (8.95% vs. 3.75%), beating 84% of our peers. We and the manager are taking measures to continue this pattern of superior long-term growth as we go forward.

As always, we value highly your interest in and support of The Japan Fund, and will strive hard to earn your loyalty.

Sincerely,

/s/ William L. Givens

William L. Givens
Chairman of the Board
Chief Executive Officer
The Japan Fund, Inc.


                                                            The Japan Fund  |  1

Letter from the Chairman (concluded)
--------------------------------------------------------------------------------


EFFECTIVE MARCH 31, 2007, JOHN F. MCNAMARA, PRESIDENT OF THE JAPAN FUND, INC., RESIGNED. EFFECTIVE APRIL 26, 2007, THE BOARD OF DIRECTORS OF THE JAPAN FUND, INC. ELIMINATED THE OFFICE OF THE PRESIDENT, ESTABLISHED THE OFFICE OF THE CHIEF EXECUTIVE OFFICER AND ELECTED WILLIAM L. GIVENS CHIEF EXECUTIVE OFFICER.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTING INVOLVES RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATIONS IN CURRENCY VALUATIONS, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. SECURITIES FOCUSING ON A SINGLE COUNTRY MAY BE SUBJECT TO HIGHER VOLATILITY.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AS OF MARCH 31, 2007, THE TOTAL RETURNS FOR THE JAPAN FUND WERE: 1 YEAR -4.63%; 5 YEAR 13.18% AND 10 YEAR 8.95%. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US ONLINE AT WWW.THEJAPANFUND.COM.

LIPPER, INC. IS A NATIONALLY RECOGNIZED ORGANIZATION THAT RANKS THE PERFORMANCE OF MUTUAL FUNDS. THE FUND IS RANKED (BASED ON TOTAL RETURN) AS OF THE MOST RECENT MONTH END AS CALCULATED BY LIPPER ANALYTICAL SERVICES. EACH FUND IS RANKED WITHIN A UNIVERSE OF FUNDS SIMILAR IN INVESTMENT OBJECTIVE. IN THE JAPANESE FUNDS CATEGORY, FOR THE FIVE AND TEN YEAR PERIODS ENDED MARCH 31, 2007, THE JAPAN FUND RANKED 5 OUT OF 36 FUNDS, AND 2 OUT OF 12 FUNDS, RESPECTIVELY. LIPPER, INC. FUND PERFORMANCE DOES NOT REFLECT SALES CHARGES.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE FUND'S MANAGEMENT AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENTS ADVICE.


2  |  The Japan Fund, Inc.

Performance Summary (Unaudited)                                   MARCH 31, 2007


--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                  6 MONTHS**    1 YEAR  3 YEAR   5 YEAR  10 YEAR
--------------------------------------------------------------------------------
The Japan Fund, Inc. -- Class S     5.06%       -4.63%   5.72%   13.18%   8.95%
--------------------------------------------------------------------------------
TOPIX                               6.98%        0.04%   9.60%   13.75%   3.63%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  NET ASSET VALUE
--------------------------------------------------------------------------------
                                                                      CLASS S
--------------------------------------------------------------------------------
03/31/07                                                               $12.67
--------------------------------------------------------------------------------
09/30/06                                                               $12.06
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  CLASS S LIPPER RANKINGS -- JAPANESE EQUITY FUNDS CATEGORY
--------------------------------------------------------------------------------
                                                       NUMBER OF
                                                         FUNDS     PERCENTILE
PERIOD                                    RANK          TRACKED      RANKING
--------------------------------------------------------------------------------
1-Year                                     25     of      49            51
--------------------------------------------------------------------------------
3-Year                                     33     of      41            80
--------------------------------------------------------------------------------
5-Year                                      5     of      36            14
--------------------------------------------------------------------------------
10-Year                                     2     of      12            17
--------------------------------------------------------------------------------

RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.

Source: Lipper, Inc.

 * PRIOR TO OCTOBER 7, 2002, THE FUND WAS ADVISED BY A DIFFERENT INVESTMENT ADVISOR AND OPERATED UNDER CERTAIN DIFFERENT INVESTMENT STRATEGIES. ACCORDINGLY, THE FUND'S HISTORICAL PERFORMANCE MAY NOT REPRESENT ITS CURRENT INVESTMENT STRATEGIES.
** NOT ANNUALIZED.


                                                      The Japan Fund, Inc.  |  3

Performance Summary (Unaudited) (concluded)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  GROWTH OF AN ASSUMED $10,000 INVESTMENT
--------------------------------------------------------------------------------
                   The Japan Fund, Inc. -- Class S              TOPIX+
9/30/96                      $10,000                           $10,000
9/97                           9,713                             7,932
9/98                           7,788                             5,336
9/99                          17,238                             9,928
9/00                          19,130                             9,608
9/01                          11,176                             6,114
9/02                          10,131                             5,436
9/03                          13,708                             6,622
9/04                          14,821                             7,331
9/05                          18,156                             9,223
9/06                          19,453                            10,189
3/07                          20,437                            10,900


--------------------------------------------------------------------------------
  COMPARATIVE RESULTS
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.            6 MONTHS     1-YEAR       3-YEAR        5-YEAR      10-YEAR
--------------------------------------------------------------------------------------------
Class S  Average annual
         total return             5.06%      -4.63%        5.72%        13.18%         8.95%
--------------------------------------------------------------------------------------------
TOPIX+   Average annual
         total return             6.98%       0.04%        9.60%        13.75%         3.63%
--------------------------------------------------------------------------------------------

THE GROWTH OF $10,000 IS CUMULATIVE.

+ THE TOKYO STOCK EXCHANGE PRICE INDEX (TOPIX) IS AN UNMANAGED CAPITALIZATION-
  WEIGHTED MEASURE (ADJUSTED IN U.S. DOLLARS) OF ALL SHARES LISTED ON THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. TOPIX RETURNS ASSUME DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY INTO AN INDEX.

SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

ALL PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENTS IN FUNDS INVOLVE RISK. SOME FUNDS HAVE MORE RISK THAN OTHERS. THESE INCLUDE FUNDS THAT ALLOW EXPOSURE TO OR OTHERWISE CONCENTRATE INVESTMENTS IN CERTAIN SECTORS, GEOGRAPHIC REGIONS, SECURITY TYPES, MARKET CAPITALIZATION OR FOREIGN SECURITIES (E.G., POLITICAL OR ECONOMIC INSTABILITY, WHICH CAN BE ACCENTUATED IN EMERGING MARKET COUNTRIES). PLEASE READ THIS FUND'S PROSPECTUS FOR SPECIFIC DETAILS REGARDING ITS INVESTMENTS AND RISK PROFILE.

PLEASE CALL (800) 535-2726 OR VISIT US ONLINE AT WWW.THEJAPANFUND.COM FOR THE FUND'S MOST UP-TO-DATE PERFORMANCE.


4  |  The Japan Fund, Inc.

Management's Discussion of Fund Performance
--------------------------------------------------------------------------------


COMMENTS FROM JAY TALBOT, PORTFOLIO MANAGER OF THE JAPAN FUND, INC.

MARKET REVIEW

During the six months to March 31, 2007, the Japanese stock market, as measured by the Tokyo Stock Exchange First Section (Topix), returned 7.0% in U.S. dollar terms. Japanese equities fell sharply from late October through mid November 2006, but soon regained lost ground amid a recovery in investor confidence. Topix closed the year in positive territory, recording a fourth consecutive annual advance, and later climbed to a 16-year high. At the end of February 2007, however, a sharp drop in Chinese shares and concerns about the high level of sub-prime mortgage defaults in the U.S. fueled a sell-off across global markets and Japanese equities surrendered a measure of their earlier gains. Commodity-related stocks achieved the most significant gains, spurred by buoyant global demand and rising oil and metals prices. Real estate companies also performed well thanks to supportive macroeconomic factors. In contrast, financial sectors suffered the steepest declines. Major banking groups fared poorly amid sluggish earnings growth and diminished expectations of further interest rate hikes. Meanwhile, regulatory changes weighed on consumer finance companies. Large-cap stocks continued to outperform medium-sized and smaller companies, as investors favoured stable blue chips over riskier segments of the market that offered limited earnings incentives. Value stocks outperformed growth by a relatively wide margin, perpetuating a long-term trend that reasserted itself from early 2006 onwards. During the final three months of 2006, the Japanese economy expanded by 1.3% quarter-on-quarter (+5.5% annualized). While the rate of growth far exceeded consensus estimates, the data was widely interpreted as a rebound from the previous quarter when the economy grew by a paltry 0.1% (+0.5% annualised). Domestic demand accounted for 1.2% of the growth, while overseas demand contributed 0.1 percentage points. Towards the end of February, the Bank of Japan (BoJ) raised its target for the unsecured, overnight call rate by 25 basis points to 0.50%, the first hike since the central bank terminated its zero interest-rate policy in July 2006. In an accompanying statement, the BoJ intimated that future adjustments would be gradual and that accommodative financial conditions would remain in place for some time.

                                                            The Japan Fund  |  5

Management's Discussion of Fund Performance
(concluded)
--------------------------------------------------------------------------------

FUND PERFORMANCE

Over the six months to March 31, 2007, the fund returned 5.1%, underperforming the 7.0% return of the Tokyo Stock Exchange First Section. However, the fund outperformed the 4.8% return of the Lipper Japan peer group (all figures quoted in U.S. dollars). A number of holdings in technology-related companies fared poorly during the review period, as weakness in the LCD and semiconductor markets eroded demand for their products. Positions in financials also detracted from performance. Changes to money-lending regulations hit holdings in mid-to-small-cap credit card companies, as well as retailers affiliated with the firms. Top-ten holding Mizuho Financial, a leading banking group, was also a major detractor. In contrast, Nintendo, the portfolio's largest absolute position, was the top contributor to performance. The videogame developer's third-quarter earnings revealed that it had achieved its full-year forecasts three months ahead of schedule thanks to the unprecedented popularity of its handheld game machine and innovative software. Furthermore, Nintendo's next-generation console, launched in late 2006, was well received by consumers and investors alike. Positions in commodity-related and real estate companies also supported performance.

THE VIEWS EXPRESSED IN THIS STATEMENT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), THE FUND'S ADVISOR, OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FMR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. ALL INDICES REPRESENTED ARE UNMANAGED. ALL INDICES INCLUDE REINVESTMENT OF DIVIDENDS AND INTEREST INCOME UNLESS OTHERWISE NOTED.

FOR COMPLETE FUND HOLDINGS, PLEASE SEE THE SCHEDULE OF INVESTMENTS SECTION OF THE FUND'S SEMI-ANNUAL REPORT.


6  |  The Japan Fund, Inc.

Portfolio Summary
(Unaudited)                                                       MARCH 31, 2007
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
  ASSET ALLOCATION (Includes collateral for securities on loan)      3/31/07        9/30/06
-------------------------------------------------------------------------------------------
Equity Holdings                                                        91%            90%
Cash Equivalents                                                        9%            10%
-------------------------------------------------------------------------------------------
                                                                      100%           100%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION (Excludes Cash Equivalents)                 3/31/07        9/30/06
-------------------------------------------------------------------------------------------
Manufacturing                                                          23%            22%
Financial                                                              19%            20%
Consumer Discretionary                                                 11%            14%
Durables                                                                8%             4%
Metal                                                                   8%             6%
Technology                                                              6%             8%
Construction                                                            4%             4%
Health                                                                  4%             6%
Communication                                                           4%             2%
Consumer Staples                                                        4%             4%
Service Industries                                                      3%             3%
Utilities                                                               3%            --
Transportation                                                          2%             4%
Energy                                                                  1%             2%
Media                                                                  --              1%
-------------------------------------------------------------------------------------------
                                                                      100%           100%
-------------------------------------------------------------------------------------------

ASSET ALLOCATION AND SECTOR DIVERSIFICATION ARE SUBJECT TO CHANGE.

PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, EXCLUDING SECURITIES LENDING.


                                                            The Japan Fund  |  7

Top Ten Holdings
(Unaudited)                                                       MARCH 31, 2007
--------------------------------------------------------------------------------
  TEN LARGEST EQUITY HOLDINGS AT MARCH 31, 2007 (36.4% of Portfolio)
--------------------------------------------------------------------------------


 1. NINTENDO CO. LTD.                                                    6.0%
    Electronic game manufacturer
--------------------------------------------------------------------------------
 2. TOYOTA MOTOR CORP.                                                   5.3%
    Automobile manufacturer
--------------------------------------------------------------------------------
 3. NTT DOCOMO, INC.                                                     3.9%
    Wireless telecommunications service provider
--------------------------------------------------------------------------------
 4. NIDEC CORP.                                                          3.5%
    Electronics manufacturer
--------------------------------------------------------------------------------
 5. YOKOGAWA ELECTRIC CORP.                                              3.4%
    Manufacturer of industrial control, test and measurement systems
--------------------------------------------------------------------------------
 6. CANON, INC.                                                          3.0%
    Professional and consumer imaging provider
--------------------------------------------------------------------------------
 7. MITSUBISHI ESTATE CO. LTD.                                           3.0%
    Leases, manages, and develops commercial buildings
--------------------------------------------------------------------------------
 8. MITSUI & CO. LTD.                                                    2.9%
    Financial service provider
--------------------------------------------------------------------------------
 9. MIZUHO FINANCIAL GROUP, INC.                                         2.8%
    Financial services provider
--------------------------------------------------------------------------------
10. SUMITOMO TRUST & BANKING CO. LTD                                     2.6%
    Financial services provider
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, EXCLUDING CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.

FOR MORE COMPLETE DETAILS ABOUT THE FUND'S INVESTMENT PORTFOLIO, SEE PAGE 9. A QUARTERLY FUND SUMMARY AND PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.


8  |  The Japan Fund, Inc.

Schedule of Investments
(Unaudited)                                                 AS OF MARCH 31, 2007
--------------------------------------------------------------------------------

                                                    SHARES        VALUE ($)

--------------------------------------------------------------------------------
  COMMON STOCK 98.9%
--------------------------------------------------------------------------------

COMMUNICATIONS 3.9%
--------------------------------------------------------------------------------
TELEPHONE/COMMUNICATIONS 3.9%
NTT DoCoMo, Inc.                                     8,539       15,799,542
--------------------------------------------------------------------------------
CONSTRUCTION 4.3%
--------------------------------------------------------------------------------
BUILDING - RESIDENTIAL/COMMERCIAL 0.5%
Sekisui House Ltd.                                 120,000        1,867,934
--------------------------------------------------------------------------------
BUILDING PRODUCTS 3.8%
Mitsubishi Rayon Co. Ltd.                          620,000        4,130,878
Rinnai Corp.                                        53,200        1,417,824
Shimachu Co. Ltd.                                   52,900        1,566,975
Sumitomo Metal Industries Ltd.                   1,647,000        8,513,181
--------------------------------------------------------------------------------
                                                                 15,628,858
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 11.1%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 0.8%
Abc-Mart, Inc.                                      75,400        1,667,094
Fast Retailing Co. Ltd.                                300           23,298
UNY Co. Ltd.                                       126,000        1,729,265
--------------------------------------------------------------------------------
                                                                  3,419,657
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 7.2%
Aeon Fantasy Co. Ltd.                               74,080        2,043,456
Konami Corp.                                        72,100        1,927,644
Namco Bandai Holdings, Inc.                         62,900          981,778
Nintendo Co. Ltd.                                   83,600       24,302,326
--------------------------------------------------------------------------------
                                                                 29,255,204
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                            The Japan Fund  |  9

Schedule of Investments
(continued)                                                 AS OF MARCH 31, 2007
--------------------------------------------------------------------------------

                                                    SHARES        VALUE ($)
--------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 3.1%
Aeon Co. Ltd.                                      131,400        2,620,862
Daiei, Inc. (A)                                    161,750        2,333,857
Ryohin Keikaku Co. Ltd.*                            34,600        2,187,829
Seven & I Holdings Co. Ltd.                        171,900        5,237,829
--------------------------------------------------------------------------------
                                                                 12,380,377
--------------------------------------------------------------------------------
CONSUMER STAPLES 3.6%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 1.8%
Konica Minolta Holdings, Inc.*                     161,000        2,115,328
Yamada Denki Co. Ltd.*                              53,340        4,970,915
--------------------------------------------------------------------------------
                                                                  7,086,243
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 1.4%
Uni-Charm Corp.*                                    90,500        5,730,182
--------------------------------------------------------------------------------
FOOD & BEVERAGE 0.4%
Nissin Food Products Co. Ltd.                       44,500        1,631,641
--------------------------------------------------------------------------------
DURABLES 8.0%
--------------------------------------------------------------------------------
AUTOMOBILES 8.0%
Honda Motor Co.                                    247,900        8,647,674
Suzuki Motor Corp.*                                 92,600        2,404,991
Toyota Motor Corp.                                 333,100       21,345,315
--------------------------------------------------------------------------------
                                                                 32,397,980
--------------------------------------------------------------------------------
ENERGY 0.5%
--------------------------------------------------------------------------------
OIL COMP - EXPLORATION & PRODUCTION 0.5%
Inpex Holdings, Inc.                                   230        1,991,173
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


10  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                    SHARES        VALUE ($)
--------------------------------------------------------------------------------
FINANCIAL 19.0%
--------------------------------------------------------------------------------
BANKS 7.4%
Hiroshima Bank Ltd.                                241,000        1,327,525
Mizuho Financial Group, Inc.                         1,763       11,357,299
Sumitomo Trust & Banking Co. Ltd.                1,022,000       10,660,652
Yamaguchi Financial Group, Inc.                     66,000          889,561
Chiba Bank Ltd.                                    366,000        3,230,691
Tokyo Tomin Bank Ltd. (A)                           69,100        2,650,925
--------------------------------------------------------------------------------
                                                                 30,116,653
--------------------------------------------------------------------------------
CONSUMER FINANCE 1.0%
Aiful Corporation* (A)                              91,600        2,837,719
Jaccs Co. Ltd.                                     269,000        1,100,475
--------------------------------------------------------------------------------
                                                                  3,938,194
--------------------------------------------------------------------------------
FINANCE - CREDIT CARD 0.6%
Aeon Credit Service Co. Ltd.*                      133,600        2,251,991
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES 0.9%
SBI E*Trade Securities Co Ltd (A)                    2,062        2,625,191
Sparx Group Co Ltd (A)                               1,544        1,140,112
--------------------------------------------------------------------------------
                                                                  3,765,303
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 2.5%
Daiwa Securities Group, Inc.*                      704,000        8,502,733
Nomura Holdings, Inc.*                              76,200        1,587,770

--------------------------------------------------------------------------------
                                                                 10,090,503
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           The Japan Fund  |  11

Schedule of Investments
(continued)                                                 AS OF MARCH 31, 2007
--------------------------------------------------------------------------------

                                                    SHARES        VALUE ($)
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 0.9%
Aioi Insurance Co. Ltd.*                           245,000        1,709,302
T&D Holdings, Inc.                                  27,150        1,873,447
--------------------------------------------------------------------------------
                                                                  3,582,749
--------------------------------------------------------------------------------
REAL ESTATE 1.0%
Mitsui Fudosan Co. Ltd.                             83,000        2,437,447
Sumitomo Realty & Development Co. Ltd.*             40,000        1,517,569
--------------------------------------------------------------------------------
                                                                  3,955,016
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES 2.9%
Mitsubishi Estate Co. Ltd.                         364,000       11,956,204
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT 0.4%
NTT Urban Development Corp.*                           768        1,799,083
--------------------------------------------------------------------------------
REITS - OFFICE PROPERTY 1.4%
Nomura Real Estate Office                              245        3,139,959
Orix Jreit, Inc.* (A)                                  287        2,679,511
--------------------------------------------------------------------------------
                                                                  5,819,470
--------------------------------------------------------------------------------
HEALTH 3.9%
--------------------------------------------------------------------------------
MEDICAL - DRUGS 0.7%
Daiichi Sankyo Co. Ltd.                             94,800        2,904,668
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 1.1%
Nihon Kohden Corp.*                                 51,200        1,195,043
Sysmex Corp. (A)                                    24,900          904,533
Terumo Corp.*                                       64,700        2,520,565

--------------------------------------------------------------------------------
                                                                  4,620,141
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


12  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                    SHARES        VALUE ($)
--------------------------------------------------------------------------------
PHARMACEUTICALS 2.1%
Ono Pharmaceutical Co. Ltd.                         54,700        3,064,166
Shionogi & Co. Ltd.                                 85,000        1,529,452
Takeda Pharmaceutical Co. Ltd.                      58,400        3,831,539
--------------------------------------------------------------------------------
                                                                  8,425,157
--------------------------------------------------------------------------------
MANUFACTURING 23.1%
--------------------------------------------------------------------------------
BICYCLE MANUFACTURING 1.2%
Shimano Inc.                                       154,800        4,782,482
--------------------------------------------------------------------------------
CHEMICALS 3.5%
Hitachi Chemical Co. Ltd.                          112,400        2,642,573
JSR Corp.                                          223,100        5,150,501
Nitto Denko Corp.*                                  34,800        1,633,373
Shin-Etsu Chemical Co. Ltd.                         37,700        2,300,653
Sumitomo Bakelite Co. Ltd. (A)                     345,000        2,494,823
--------------------------------------------------------------------------------
                                                                 14,221,923
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 6.5%
Hitachi Ltd.                                       742,000        5,756,136
Nidec Corp.                                        220,000       14,191,139
Sharp Corp.                                        335,000        6,454,337
--------------------------------------------------------------------------------
                                                                 26,401,612
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 2.0%
Daiwa House Industry Co. Ltd.                      256,000        4,200,034
Kurita Water Industries Ltd.                       159,400        3,855,797
--------------------------------------------------------------------------------
                                                                  8,055,831
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           The Japan Fund  |  13

Schedule of Investments
(continued)                                                 AS OF MARCH 31, 2007
--------------------------------------------------------------------------------

                                                    SHARES        VALUE ($)
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 5.8%
Fanuc Ltd.                                          22,700        2,113,555
Komatsu Ltd.*                                       70,900        1,492,378
Kubota Corp.                                       477,000        4,182,151
Minebea Co. Ltd.*                                  311,000        1,926,922
Yokogawa Electric Corp.                            889,900       13,640,803
--------------------------------------------------------------------------------
                                                                 23,355,809
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 2.9%
Canon, Inc.*                                       222,700       11,964,785
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 1.2%
Sumitomo Electric Industries Ltd.                  321,700        4,892,942
--------------------------------------------------------------------------------
METAL 7.6%
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 5.8%
MISUMI Group, Inc.* (A)                            460,100        8,239,781
Mitsui & Co. Ltd.                                  624,000       11,651,672
Sumitomo Corp.*                                    189,700        3,413,376
--------------------------------------------------------------------------------
                                                                 23,304,829
--------------------------------------------------------------------------------
STEEL - SPECIALTY 1.8%
Hitachi Metals Ltd.                                374,000        4,158,377
JFE Holdings, Inc.                                  55,400        3,277,356
--------------------------------------------------------------------------------
                                                                  7,435,733
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------
                                                    SHARES        VALUE ($)
--------------------------------------------------------------------------------
SERVICE INDUSTRIES 3.1%
--------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 1.3%
Casio Computer Co. Ltd.                            193,100        4,228,467
Obic Co. Ltd.                                        5,870        1,161,345
--------------------------------------------------------------------------------
                                                                  5,389,812
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 1.8%
Mitsui-Soko Co. Ltd.                               190,000        1,256,238
Secom Co. Ltd.                                      37,400        1,736,361
Sohgo Security Services Co. Ltd.                    73,800        1,352,979
Sumitomo Warehouse Co. Ltd. (A)                    390,000        3,085,045
--------------------------------------------------------------------------------
                                                                  7,430,623
--------------------------------------------------------------------------------
TECHNOLOGY 6.2%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 1.1%
Nihon Unisys Ltd.*                                 159,600        2,294,707
Nomura Research Institute Ltd.*                     70,500        2,076,346
--------------------------------------------------------------------------------
                                                                  4,371,053
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 4.1%
Hamamatsu Photonics                                 30,000          909,014
Hoya Corp.                                         157,300        5,220,192
NGK Insulators Ltd.                                160,000        3,299,949
Nippon Electric Glass Co. Ltd.                     124,500        2,182,078
Sumco Corp.*                                           100            4,159
Tokyo Seimitsu Co. Ltd. (A)                        150,900        5,123,069
--------------------------------------------------------------------------------
                                                                 16,738,461
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           The Japan Fund  |  15

Schedule of Investments
(concluded)                                                 AS OF MARCH 31, 2007
--------------------------------------------------------------------------------

                                                    SHARES        VALUE ($)
--------------------------------------------------------------------------------
INTERNET CONNECTIV SERVICES 1.0%
eAccess Ltd. (A)                                     6,088        4,045,921
--------------------------------------------------------------------------------
TRANSPORTATION 2.0%
--------------------------------------------------------------------------------
MARINE 1.5%
Iino Kaiun Kaisha Ltd.* (A)                        255,600        2,729,119
Kawasaki Kisen Kaisha Ltd. (A)                     377,000        3,577,372
--------------------------------------------------------------------------------
                                                                  6,306,491
--------------------------------------------------------------------------------
RAILROADS 0.5%
East Japan Railway Co.*                                237        1,846,597
--------------------------------------------------------------------------------
UTILITIES 2.6%
--------------------------------------------------------------------------------
ELECTRIC - INTEGRATED 2.6%
Hokkaido Electric Power Co.*                        77,600        2,061,518
Kansai Electric Power Co.*                         296,000        8,516,720
--------------------------------------------------------------------------------
                                                                 10,578,238
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $328,332,456)                          401,537,065
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CASH EQUIVALENT 9.0%
--------------------------------------------------------------------------------
Brown Brothers Investment Trust --
   Securities Lending Investment Fund (B)
   (Cost $36,597,970)                           36,597,970       36,597,970
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


16  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT        VALUE ($)
--------------------------------------------------------------------------------
  TIME DEPOSITS 0.9%
--------------------------------------------------------------------------------
Brown Brothers Harriman
   Time Deposit, 04/02/07                            3,357            3,357
Brown Brothers Harriman
   Time Deposit, 04/02/07                  JPY 405,938,768        3,445,415
--------------------------------------------------------------------------------
TOTAL TIME DEPOSITS (Cost $3,448,772)                             3,448,772
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 108.8%
(Cost $368,379,198)                                             441,583,807
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $405,965,674.
    * NON-INCOME PRODUCING SECURITY.
  (A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT MARCH 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $34,810,478.
  (B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN AT MARCH 31, 2007.
  JPY JAPANESE YEN
REITS REAL ESTATE INVESTMENT TRUSTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           The Japan Fund  |  17

Statement of Assets and Liabilities
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  As of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments in securities, at value (cost $368,379,198) (a)        $441,583,807
--------------------------------------------------------------------------------
Receivable for investment securities sold                             1,090,315
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                          74,556
--------------------------------------------------------------------------------
Dividends receivable                                                  2,371,427
--------------------------------------------------------------------------------
Prepaid expenses                                                         42,535
--------------------------------------------------------------------------------
Total Assets                                                        445,162,640
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable upon return of securities on loan                            36,597,970
--------------------------------------------------------------------------------
Payable for investments purchased                                     1,500,347
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                         80,293
--------------------------------------------------------------------------------
Accrued investment advisory fee                                         198,154
--------------------------------------------------------------------------------
Accrued distribution fee                                                 67,159
--------------------------------------------------------------------------------
Accrued office of the president fee                                      65,523
--------------------------------------------------------------------------------
Accrued directors' fees                                                  70,510
--------------------------------------------------------------------------------
Accrued administration fee                                               51,659
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     565,351
--------------------------------------------------------------------------------
Total Liabilities                                                    39,196,966
--------------------------------------------------------------------------------
NET ASSETS                                                         $405,965,674
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in-capital                                                    $379,173,868
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (5,912,633)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency related transactions                               (40,508,806)
--------------------------------------------------------------------------------
Net unrealized appreciation on:
   Investments                                                       73,204,609
--------------------------------------------------------------------------------
   Foreign currency related translations                                  8,636
--------------------------------------------------------------------------------
NET ASSETS                                                         $405,965,674
--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
CLASS S
--------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share
($405,965,674 / 32,032,149 shares of capital stock outstanding,
$.33 1/3 par value, 500,000,000 shares authorized) (b)                    $12.67
--------------------------------------------------------------------------------
(A) INCLUDED IN "INVESTMENTS AT VALUE" IS THE MARKET VALUE OF SECURITIES ON
    LOAN IN THE AMOUNT OF $34,810,478.

(B) REDEMPTION PRICE PER SHARE FOR SHARES HELD LESS THAN SIX MONTHS IS EQUAL TO NET ASSET VALUE LESS A 2.00% REDEMPTION FEE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


18  |  The Japan Fund, Inc.

Statement of Operations
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  For the six months ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
Investment Income:
Dividends (net of foreign taxes withheld  $199,333)             $   2,636,747
--------------------------------------------------------------------------------
Income from securities lending                                        147,383
--------------------------------------------------------------------------------
Interest                                                               11,528
--------------------------------------------------------------------------------
Total investment income                                             2,795,658
--------------------------------------------------------------------------------
Expenses:
Investment advisory fee                                             1,194,171
--------------------------------------------------------------------------------
Administration fee                                                    311,005
--------------------------------------------------------------------------------
Distribution fee                                                      159,200
--------------------------------------------------------------------------------
Office of the president expense                                       138,639
--------------------------------------------------------------------------------
Directors' fee and expenses                                           158,759
--------------------------------------------------------------------------------
Transfer agent fee                                                    500,958
--------------------------------------------------------------------------------
Professional fees                                                     321,355
--------------------------------------------------------------------------------
Custodian fees                                                        145,227
--------------------------------------------------------------------------------
Reports to shareholders                                                56,669
--------------------------------------------------------------------------------
Registration fee                                                       10,361
--------------------------------------------------------------------------------
Other expenses                                                         47,591
--------------------------------------------------------------------------------
Total expenses                                                      3,043,935
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (248,277)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY RELATED TRANSLATIONS
--------------------------------------------------------------------------------
Net realized gain (loss) from:
   Investments                                                     38,953,593
--------------------------------------------------------------------------------
   Foreign currency related transactions                              (84,548)
--------------------------------------------------------------------------------
                                                                   38,869,045
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
   Investments                                                    (18,208,854)
--------------------------------------------------------------------------------
   Foreign currency related translations                               29,817
--------------------------------------------------------------------------------
                                                                  (18,179,037)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY RELATED TRANSLATIONS                       20,690,008
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                               $ 20,441,731
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                     The Japan Fund, Inc.  |  19

Statement of Changes in Net Assets

                                                 FOR THE
                                                SIX MONTHS                FOR THE                  FOR THE
                                                   ENDED                 NINE MONTHS                 YEAR
                                                 MARCH 31,                  ENDED                    ENDED
                                                   2007                 SEPTEMBER 30,            DECEMBER 31,
                                                (UNAUDITED)                 2006                     2005
---------------------------------------------------------------------------------------------------------------
Operations:

Net investment loss                            $    (248,277)          $    (397,723)           $  (2,836,067)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments
   and foreign currency related
   transactions                                   38,869,045              38,360,274               54,859,340
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) on investments
   and foreign currency related
   translations during the period                (18,179,037)            (79,586,752)              46,807,159
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                      20,441,731             (41,624,201)              98,830,432
---------------------------------------------------------------------------------------------------------------
Dividends:
Net investment income                                     --              (4,746,499)                      --
---------------------------------------------------------------------------------------------------------------
Fund share transactions (see Note H):
Proceeds from shares sold                          9,369,696              35,621,233               69,866,217
---------------------------------------------------------------------------------------------------------------
Reinvestment of cash dividends                            --               4,141,167                       --
---------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                          (58,659,683)            (85,445,091)             (87,579,287)
---------------------------------------------------------------------------------------------------------------
Redemption fees                                       19,108                 203,668                   80,994
---------------------------------------------------------------------------------------------------------------
Net decrease in assets from
   Fund share transactions                       (49,270,879)            (45,479,023)             (17,632,076)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                (28,829,148)            (91,849,723)              81,198,356
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                434,794,822             526,644,545              445,446,189
---------------------------------------------------------------------------------------------------------------
 Net assets at end of period
   (Including accumulated net
   investment loss/distributions in
   excess of net investment income
   of $(5,912,633), $(5,664,356) and
   $(7,398,971), respectively)                  $405,965,674            $434,794,822             $526,644,545
---------------------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE $0 OR ROUND TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


20  |  The Japan Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth Financial data for a share of the Fund outstanding throughout each period presented.

CLASS S

--------------------------------------------------------------------------------------------------
  YEARS ENDED DECEMBER 31,                    2007(a)   2006(b)   2005    2004    2003     2002
--------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $12.06   $13.24   $10.66   $ 9.54  $ 6.07   $ 6.63
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(c)                       (0.01)   (0.01)   (0.07)   (0.06)  (0.06)   (0.06)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
     on investment and foreign currency
     transactions                               0.62    (1.05)    2.65     1.19    3.57    (0.51)
--------------------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS                                 0.61    (1.06)    2.58     1.13    3.51    (0.57)
--------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                           --    (0.13)      --    (0.02)  (0.06)      --
--------------------------------------------------------------------------------------------------
Redemption fees                                   --(e)  0.01       --(e)  0.01    0.02     0.01
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $12.67   $12.06   $13.24   $10.66  $ 9.54   $ 6.07
--------------------------------------------------------------------------------------------------
Total return (%)(d)                             5.06**  (7.91)** 24.20    11.95   58.10    (8.45)
--------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS AND
     SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)             406      435      527      445     400      249
--------------------------------------------------------------------------------------------------
Ratio of expenses before expense
  reductions (%)                                1.47*    1.39*    1.66     1.49    1.66     1.58
--------------------------------------------------------------------------------------------------
Ratio of expenses after expense
  reductions (%)                                1.47*    1.39*    1.59     1.39    1.56     1.57
--------------------------------------------------------------------------------------------------
Ratio of net investment loss (%)               (0.12)*  (0.11)*  (0.68)   (0.62)  (0.82)   (0.90)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                       55**     66**     90       70      80      113
--------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE $0 OR ROUND TO $0.

*   ANNUALIZED.
**  NOT ANNUALIZED.
(A) FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED).
(B) FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2006.
(C) BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(D) EFFECTIVE AS OF MARCH 16, 2001, SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.
(E) AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    The Japan Fund, Inc.  |   21

Notes to Financial Statements
--------------------------------------------------------------------------------


A. ORGANIZATION

The Japan Fund, Inc. (the "Fund") is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Fund seeks long-term capital appreciation through its investment in securities of Japanese issuers and other investments that are tied economically to Japan.

B. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

USE OF ESTIMATES. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of these statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors (the "Board" or each independently a "Director"). The Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures under the direction of the Board.


22  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at the period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of March 31, 2007, there were no forward foreign currency contracts outstanding.

DIVIDENDS AND DISTRIBUTIONS OF INCOME AND GAINS. Net investment income, if any, will be distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its Federal income tax return.



                                                     The Japan Fund, Inc.  |  23

--------------------------------------------------------------------------------


SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

REDEMPTION FEES. Upon redemption or exchange of Class S Shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital and is reported on the statement of changes in net assets.

COMMISSION RECAPTURE. The Fund may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Fund. Commission recapture arrangements are accounted for as realized gains of the Fund. Under these arrangements, the Fund received cash in the amount of $18,688 for the six months ended March 31, 2007.

C. PURCHASES AND SALES OF SECURITIES

During the six months ended March 31, 2007, purchases and sales of investment securities (excluding short-term investments) aggregated $226,986,615 and $274,646,222, respectively.

D. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTIES

INVESTMENT ADVISOR. Fidelity Management & Research Company ("FMR") acts as the investment advisor (the "Advisor") to the Fund pursuant to an Investment Advisory Agreement (the "Agreement") that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. Pursuant to the Agreement, FMR is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.60% of the Fund's average daily net assets not exceeding $200 million; 0.55% of the Fund's average daily net assets in excess of $200 million through $400 million; and 0.50% of the Fund's average daily net assets in excess of $400 million.




24 |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


Under the terms of the Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

INVESTMENT SUB-ADVISORS. FMR has entered into sub-advisory agreements that were approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. The Following FMR affiliates assist FMR with investments:
Fidelity Investments Japan Limited ("FIJ"), Fidelity Management & Research (U.K.), Inc. ("FMR U.K."), Fidelity Research & Analysis Company ("FRAC", formerly Fidelity Management & Research (Far East), Inc.), Fidelity International Investment Advisors ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L.") and FMR Co., Inc. ("FMRC").

FMR compensates FMRC, FMR U.K., FRAC and FIIA, out of the advisory fees it receives from the Fund. FIIA in turn pays FIIA(U.K.)L. and FMRC in turn pays FRAC. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

Effective January 20, 2006, FMR entered into a general research service agreement with FMRC, Fidelity Investments Money Management, Inc. ("FIMM"), and FRAC pursuant to which FRAC may provide general research and instant advisory support services to FRMC and FIMM.

ADMINISTRATION AGREEMENT. SEI Investments Global Funds Services, ("SEI Investments"), acts as the administrator to the Fund pursuant to an Administration Agreement that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. For its services, SEI Investments is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets not exceeding $400 million; 0.125% of the average daily net assets in excess of $400 million but not exceeding $750 million; and 0.10% of the average daily net assets in excess of $750 million, subject to a minimum annual fee.

PRESIDENT. The Board hired a President, effective September 1, 2002, to oversee the management, administration, marketing and distribution of the Fund. For his services, the President received an annual salary of $150,000, a minimum annual performance-related bonus of $50,000, and reimbursement for rent and other Fund related expenses. Effective April 26, 2007 the Board of Directors eliminated the office of the President (please see "L. Subsequent Event").


                                                     The Japan Fund, Inc.  |  25

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS. Citigroup Fund Services, LLC (formerly known as Forum Shareholder Services, LLC), serves as the transfer and dividend-paying agent to the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund.

The Fund adopted a 12b-1 Plan on September 1, 2005 in which SEI Investments Distribution Co. ("SIDCo") has agreed to provide distribution services. For its services, SIDCo receives a fee, which is computed daily and paid monthly, at an annual rate of up to 0.25% of the Fund's average daily net assets.

DIRECTORS' AND OFFICERS' FEES AND EXPENSES. The Fund pays each independent Director retainer fees plus specified amounts for attendance at Board and Committee meetings.

Officers of the Fund who were also officers of the Administrator, Advisor and/or Distributor during their Fund terms of office received no compensation from the Fund.

E. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income tax or excise tax is required.

Under the United States -- Japan Tax Treaty (the "Treaty"), as presently in effect, the government of Japan imposes a non-recoverable withholding tax of 7% on dividends earned by the Fund from Japanese issuers. Under the Treaty, there is no Japanese withholding tax on realized capital gains.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.




26  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


The tax character of dividends and distributions declared during the nine months ended September 30, 2006 and the years ended December 31, 2005 and 2004 were as follows:

                                         DISTRIBUTIONS
                                         IN EXCESS OF
      PERIOD           ORDINARY         NET INVESTMENT
        END             INCOME              INCOME                TOTAL
    ----------         --------         ---------------        -----------
       2006           $4,746,499             $ --               $4,746,499
       2005           $       --             $ --               $       --
       2004           $  789,589             $840               $  790,429

The distributions in 2006 and 2004 related to the undistributed income at December 31, 2005 and December 31, 2003, respectively that must be distributed pursuant to Section 855 of the Internal Revenue Code and are a result of book and tax timing differences related to the mark to market of passive foreign investment companies. The mark to market on passive foreign investment companies is treated as ordinary income for tax purposes.

As of September 30, 2006, the components of Distributable Earnings were as follows:

Capital loss carryforwards.......................................  $(76,297,889)
Net unrealized appreciation......................................    82,647,964
                                                                   ------------
Total                                                              $  6,350,075
                                                                   ============

The following summarizes the capital loss carryforwards as of September 30, 2006. These capital loss carryforwards are available to offset future gains.

         EXPIRING IN FISCAL YEAR                              AMOUNT
         -----------------------                           -----------
                  2010                                     $76,297,889

During the nine months ended September 30, 2006 the Fund utilized $38,817,052 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at March 31, 2007 and the net realized gains or losses on securities sold for the six months then ended were different from the amounts reported for financial reporting purposes. These differences are primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years, and investments in passive foreign investment companies. The Federal tax cost, aggregate



                                                     The Japan Fund, Inc.  |  27

--------------------------------------------------------------------------------


gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2007 were as follows:

Federal tax cost.................................................  $368,379,198
                                                                   ============
Aggregate gross unrealized appreciation..........................  $ 81,497,034
Aggregate gross unrealized depreciation..........................    (8,292,425)
                                                                   ------------
Net unrealized appreciation .....................................  $ 73,204,609
                                                                   ============

F. CONCENTRATION OF MARKET RISK

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

G. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment advisor, sub-advisor or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.



28  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.

H. SHARE TRANSACTIONS

The following table summarizes share and dollar activity in the Fund:

                          SIX MONTHS ENDED                    NINE MONTHS ENDED                       YEAR ENDED
                           MARCH 31, 2007                    SEPTEMBER 30, 2006                    DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
                         SHARES        DOLLARS              SHARES         DOLLARS               SHARES             DOLLARS
-------------------------------------------------------------------------------------------------------------------------------
SHARES SOLD
-------------------------------------------------------------------------------------------------------------------------------
Class S                  749,548    $  9,369,696           2,717,878    $ 35,621,233           6,342,065         $ 69,866,217
-------------------------------------------------------------------------------------------------------------------------------

SHARES REINVESTED
-------------------------------------------------------------------------------------------------------------------------------
Class S                       --    $         --             345,098    $  4,141,167                  --         $         --
-------------------------------------------------------------------------------------------------------------------------------

SHARES REDEEMED
-------------------------------------------------------------------------------------------------------------------------------
Class S               (4,761,978)   $(58,661,920)         (6,780,609)   $(85,445,091)         (8,386,106)        $(87,579,287)
-------------------------------------------------------------------------------------------------------------------------------

REDEMPTION FEES
-------------------------------------------------------------------------------------------------------------------------------
Class S                       --    $     21,345                  --    $    203,668                  --         $     80,994
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE
-------------------------------------------------------------------------------------------------------------------------------
Class S               (4,012,430)   $(49,270,879)         (3,717,633)   $(45,479,023)         (2,044,041)        $(17,632,076)
-------------------------------------------------------------------------------------------------------------------------------


I. COMMITTED LINE OF CREDIT

The Fund has entered into a $5 million revolving credit facility ("Line of Credit") with Brown Brothers Harriman & Company. This Line of Credit may be utilized to meet shareholder redemptions or for other lawful purposes under the 1940 Act. The Fund has agreed to pay an annual commitment fee of 0.10%. Borrowings under this Line of Credit are charged interest at the Federal Funds Rate plus 2.0%. During the six months ended March 31, 2007, there were no borrowings on this Line of Credit.

J. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.


                                                     The Japan Fund, Inc.  |  29

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------


K. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The adoption date is the date of the last NAV calculation before the first report on the first period beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of March 31, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

L. SUBSEQUENT EVENT

Effective March 31, 2007, John F. McNamara, President of The Japan Fund, Inc., resigned. Effective April 26, 2007, the Board of Directors of The Japan Fund, Inc. eliminated the office of the President, established the office of the Chief Executive Officer and elected William L. Givens Chief Executive Officer. For his services the Chief Executive Officer receives an annual salary of $135,000.

30  |  The Japan Fund, Inc.

Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under "Expenses Paid During Period."




                                                     The Japan Fund, Inc.  |  31

Disclosure of Fund Expenses (Unaudited)
(concluded)
--------------------------------------------------------------------------------


HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.

                           BEGINNING         ENDING                    EXPENSES
                            ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                             VALUE            VALUE       EXPENSE       DURING
THE JAPAN FUND, INC.       09/30/06          03/31/07      RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00         $1,050.60      1.47%        $7.52
HYPOTHETICAL 5% RETURN      1,000.00          1,017.50      1.47          7.39
--------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).






32  |  The Japan Fund, Inc.

Approval of Investment Advisory Agreements (Unaudited)
--------------------------------------------------------------------------------


BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS.

The Board of Directors (the "Board" or each independently a "Director") is scheduled to regularly meet four times a calendar year. During the fiscal period ended September 30, 2006, the Directors conducted ten (10) meetings to deal with Fund issues (including regular and special board and committee meetings). These meetings included three (3) regular board meetings, one (1) special board meeting, four (4) Fair Value Committee meeting, two (2) Audit Committee meetings, zero (0) Nominating Committee meetings and zero (0) Executive Committee meeting.

Matters bearing on the Fund's Advisory Agreement and Sub-Advisory Agreements (the "Agreements") are considered at most, if not all, of its board meetings. The Directors regularly receive information relating to the existing Agreements derived from a number of sources and covering a range of issues. These materials included (a) information on the investment performance of the Fund relative to a peer group of the Fund and relative to an appropriate index, (b) sales and redemption data with respect to the Fund, and (c) the economic outlook and general investment outlook in the markets in which the Fund invests. The Directors also regularly receive information regarding (a) performance attribution analysis of the Fund, (b) the Fund's compliance with prospectus and regulatory requirements, and (c) the allocation of the Fund's brokerage, including (i) allocations, if any, to brokers affiliated with the Advisor or Sub-Advisors, and (ii) the use, if any, of "soft" commission dollars to pay for research.

At a meeting held on October 26, 2006 the Directors, including a majority of the directors who are not "interested persons" (as defined under the Investment Company Act of 1940) of the Fund (the "Independent Directors") unanimously approved the continuance of the Agreements until December 1, 2007.

In connection with the approval of the Agreements the Directors had requested and evaluated extensive materials, in addition to those referenced above, from the Advisor and other sources, including, among other items, information on (a) the overall organization of the Advisor and Sub-Advisors, (b) investment management and research staffing, (c) the Advisor's financial statements for the last two fiscal years, (d) profitability of the Advisor from services provided to the Fund, (e) the use of brokerage commissions to pay Fund expenses, and (f) the resources devoted


                                                     The Japan Fund, Inc.  |  33

Approval of Investment Advisory Agreements
(continued)
--------------------------------------------------------------------------------


to and the record of compliance with the Fund's (i) investment policy, (ii) investment restrictions, (iii) policies on personal securities transactions, and
(iv) other policies and procedures that form the Advisor's portion of the Fund's compliance program. The Directors received a memorandum from legal counsel (independent of the Advisor) discussing the legal standards for the Directors' consideration of the proposed continuance of the Agreements.

In reaching their determination, the Directors did not identify any particular information that was controlling, and it is likely each director individually attributed different weights to the various factors they considered.

THE NATURE, EXTENT AND QUALITY OF THE ADVISOR'S AND SUB-ADVISORS' SERVICES. The Directors considered their knowledge of the nature and quality of the services provided to the Fund by the Advisor and Sub-Advisors under the Agreements, the expertise of the personnel who provide these services and the breadth of equity research resources available to the Fund's portfolio manager. In addition to the investment research and advisory services, the Board considered the technology, communications, internal controls and compliance resources of the Advisor. The Board also considered the Advisor's and Sub-Advisors' reputation, financial strength, experience, as well as their access to research services from brokers. In addition, the Directors considered the other direct and indirect benefits to the Fund, such as the Fund's participation in the Fidelity Commission Recapture Program. The Board concluded that it was satisfied with the nature, extent and quality of services being provided by the Advisor and Sub-Advisors.

INVESTMENT PERFORMANCE. The Board also reviewed the Fund's investment performance during the time the Advisor and Sub-Advisors managed the Fund and compared it to the performance of an appropriate index and the performance of a peer group of mutual funds. The Directors noted that as of September 30, 2006 the Fund's one year results were below the index and were in the bottom quartile of the Lipper universe of Japanese equity funds; the Fund's three year results were also below the index and were also in the bottom quartile of the Lipper universe of Japanese equity funds; the Fund's five year results (which included the previous advisor's performance) were just above the index and were in the second best quartile of the Lipper universe of Japanese equity funds; and the Fund's ten year results (which included the previous advisor's performance) were above the index and were in the first quartile of the Lipper universe of Japanese equity funds. The


34  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------

Directors expressed their concern with the Fund's inconsistent investment performance and recent poor performance. They noted, however, that steps were being taken by Fidelity to improve performance. The Directors understood that market conditions and specific investment decisions could adversely affect the Fund's investment performance in absolute and/or relative terms over short, or longer periods of time. The Directors noted that they would continue to closely monitor the performance of the Fund.

ADVISOR'S PROFITS AND COSTS; FUND'S EXPENSE RATIO. In connection with its review of the Agreements, the Directors considered the Fund's unique relationship with Fidelity. The Board noted that Fidelity was not the sponsor of the Fund, and that the Advisor, the Sub-Advisory, and their affiliates do not provide services to the Fund other than advisory services under the investment advisory contract. The Board reviewed general financial information about the Advisor and a presentation regarding the Advisor's profitability from services to the Fund, which included a representation from the Advisor that the method of allocating costs related to the Fund was consistent with the method of allocating costs related to the other funds advised by the Advisor. The Board also considered the direct and indirect benefits to the Advisor and Sub-Advisors from their relationship with the Fund. The Board took into account the various services provided to the Fund by the Advisor and Sub-Advisors, including the services required to manage a portfolio of Japanese securities and reallocation of assets on an ongoing basis. The Board of Directors, including the Independent Directors, considered (a) the Advisor's financial condition, (b) Fund's expense ratio, (c) the expense ratios of a peer group of funds and (d) the advisory fee charged to other clients of the Advisor and Sub-Advisors for similar services. The Board noted that the Fund's management fee (excluding the administration fee) was slightly lower than the average and median of other funds in its peer category, that the Fund's management fee (including the administration fee) was slightly lower than the average and equal to the median of other funds in its peer category and that its overall operating expenses were lower than the average and median of other funds in its peer category.

Based on the information reviewed and its discussions, the Board, including a majority of the Independent Directors, concluded that the management fee was reasonable in relation to the services provided.



                                                     The Japan Fund, Inc.  |  35

Approval of Investment Advisory Agreements
(concluded)
--------------------------------------------------------------------------------


ECONOMIES OF SCALE. The Board considered the Fund's management fee, noting that it contained breakpoints. When assets increased over the breakpoint levels the management fee rates were reduced on the incremental assets. As a consequence, the Board determined that the Fund and its shareholders realized economies of scale because the total expense ratio was lower than it would have been had there been no breakpoints. The Board did not believe that further breakpoints were warranted at this time.






36  |  The Japan Fund, Inc.

THE JAPAN FUND, INC.
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

INVESTMENT ADVISOR:
Fidelity Management & Research Company
82 Devonshire Street
Boston, MA 02109

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

CHAIRMAN AND BOARD OF DIRECTORS:
THE JAPAN FUND, INC.
225 Franklin Street, 26th Floor
Boston, MA 02110

TO OBTAIN MORE INFORMATION:
Call 1-800-53-JAPAN (1-800-535-2726)
or visit us online at www.thejapanfund.com
This material must be preceded or accompanied by a current prospectus.

HOW TO OBTAIN A COPY OF THE FUND'S QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES: A description of the guidelines that the Fund or the Fund's investment advisor uses to vote proxies relating to portfolio securities, as well as how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) by visiting our website at www.thejapanfund.com or
(ii) calling us toll-free at 1-800-53-JAPAN (1-800-535-2726); and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

[RECYCLE LOGO OMITTED]  PRINTED ON RECYCLED PAPER.               JPN-SA-001-0600

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as a part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the report period there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rules 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer, whose certifications are included herewith, have concluded that such disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Japan Fund, Inc.


By (Signature and Title)*                       /s/ William L. Givens
                                                -------------------------------
                                                William L. Givens,
                                                Chairman of the Board
                                                and Chief Executive Officer
Date 06/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ William L. Givens
                                                -------------------------------
                                                William L. Givens,
                                                Chairman of the Board
                                                and Chief Executive Officer
Date 06/5/07

By (Signature and Title)*                       /s/ Michael Lawson
                                                -------------------------------
                                                Michael Lawson
                                                Controller, Treasurer
                                                and Chief Financial Officer
Date 06/5/07

* Print the name and title of each signing officer under his or her signature.